Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0000815917
Registrant Name	JONES FINANCIAL COMPANIES LLLP
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES